UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31, 2013

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kelly A. Wellborn
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Kelly A. Wellborn  Wilmington, Delaware  May 9, 2013

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 51
Form 13 F Information Table Value Total: 316,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      877     8248 SH       SOLE                     8248
AT&T Corp New                  COM              00206r102    13408   365448 SH       SOLE                   365448
Agilent Technologies Inc       COM              00846U101     6521   155380 SH       SOLE                   155380
Agnico-Eagle Mines Ltd         COM              008474108     5409   131790 SH       SOLE                   131790
Alliant Energy Corp            COM              018802108     3126    62295 SH       SOLE                    62295
Barrick Gold Corp              COM              067901108     3245   110365 SH       SOLE                   110365
Berkshire Hathaway Inc - Class COM              084670702      537     5150 SH       SOLE                     5150
Berkshire Hathaway Inc-CL A    COM              084670108      313        2 SH       SOLE                        2
Bristol-Myers Squibb Co        COM              110122108    11599   281607 SH       SOLE                   281607
CONSOL Energy Inc              COM              20854P109     5720   169980 SH       SOLE                   169980
CVS/Caremark Corp              COM              126650100    10864   197555 SH       SOLE                   197555
Caterpillar Inc                COM              149123101     7836    90095 SH       SOLE                    90095
Central Fund Canada CL A       COM              153501101    10476   540845 SH       SOLE                   540845
Central Gold Trust             COM              153546106    11461   192855 SH       SOLE                   192855
Chevron Corp                   COM              166764100     8057    67809 SH       SOLE                    67809
Chubb Corporation              COM              171232101      352     4024 SH       SOLE                     4024
Coca-Cola Co                   COM              191216100      706    17468 SH       SOLE                    17468
ConocoPhillips                 COM              20825C104      869    14454 SH       SOLE                    14454
Dana Holding Corporation       COM              235825205     4936   276845 SH       SOLE                   276845
Delphi Automotive              COM              G27823106    10153   228675 SH       SOLE                   228675
DuPont E I de Nemours & Co     COM              263534109    11378   231449 SH       SOLE                   231449
Emerson Electric Co            COM              291011104      374     6698 SH       SOLE                     6698
Exxon Mobil Corporation        COM              30231G102     1276    14166 SH       SOLE                    14166
Financial Select Sector SPDR   COM              81369y605     5921   325150 SH       SOLE                   325150
Fluor Corp                     COM              343412102     7127   107445 SH       SOLE                   107445
Franklin Resources Inc         COM              354613101      293     1945 SH       SOLE                     1945
General Electric Co            COM              369604103    11145   482070 SH       SOLE                   482070
Helmerich & Payne              COM              423452101     9808   161578 SH       SOLE                   161578
Hewlett Packard Co             COM              428236103    11249   471870 SH       SOLE                   471870
Intel Corp                     COM              458140100     7695   352409 SH       SOLE                   352409
International Business Machine COM              459200101     9051    42432 SH       SOLE                    42432
Johnson & Johnson              COM              478160104    10516   128984 SH       SOLE                   128984
Lear Corp                      COM              521865204     9474   172655 SH       SOLE                   172655
Market Vectors Agribusiness    COM              57060u605    12010   221790 SH       SOLE                   221790
Merck & Co. Inc                COM              58933Y105    10892   246416 SH       SOLE                   246416
National Penn Bancshares Inc   COM              637138108      213    19933 SH       SOLE                    19933
PNC Financial Services Group   COM              693475105    10194   153300 SH       SOLE                   153300
Pfizer Inc                     COM              717081103    13346   462453 SH       SOLE                   462453
Phillips 66                    COM              718546104      444     6352 SH       SOLE                     6352
Procter & Gamble Co            COM              742718109     1284    16663 SH       SOLE                    16663
SPDR  S&P Regional Banking     COM              78464a698    12362   388870 SH       SOLE                   388870
St Jude Medical Inc            COM              790849103     6205   153435 SH       SOLE                   153435
Vanguard Utilities ETF         COM              92204a876     9411   111043 SH       SOLE                   111043
Verizon Communications         COM              92343V104    12164   247478 SH       SOLE                   247478
Xcel Energy Inc                COM              98389B100     4755   160110 SH       SOLE                   160110
IShares Inc MSCI Japan Index F                  464286848     9613 890105.0000SH     SOLE              890105.0000
IShares S&P Midcap 400                          464287507      248 2156.0000SH       SOLE                2156.0000
IShares Trust S&P 500/Barra Gr                  464287309      221 2679.0000SH       SOLE                2679.0000
Vanguard GNMA Fund-ADM                          922031794      134 12378.7330SH      SOLE               12378.7330
Vanguard Intermediate Term Inv                  922031810      259 25371.2200SH      SOLE               25371.2200
Vanguard NY Long-Term Tax-Exem                  92204H301      473 40288.3800SH      SOLE               40288.3800